Significant Equity Transactions and Acquisitions (Tables)	6 Months Ended
Jun. 30, 2019
Significant Equity Transactions And Acquisitions [Abstract]
Schedule of Fair Value of Consideration Transferred
Fair value of consideration transferred:

RMB
Cash	15,000,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	4,270,175
Short-term investments	9,940,000
Prepayments and other current assets	30,936,027
Property and equipment, net	17,978
Accounts payable	(364,242)
Salary and welfare payable	(778,438)
Tax payable	(9,933,408)
Advance from advertising customers	(24,664,513)
Accrued liabilities and other current liabilities	(1,691,909)

Total identifiable net assets acquired	7,731,670
Goodwill	7,268,330

Total purchase consideration	15,000,000